COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2024 (Unaudited)*

		Shares/Units	Value
COMMON STOCK	99.5%
AUSTRALIA	5.2%
ENVIRONMENTAL SERVICES	1.0%
Cleanaway Waste Management Ltd.		4,552,747	$8,069,690

TOLL ROADS	3.2%
Transurban Group(a)		2,954,341	25,643,617

TRANSPORT LOGISTICS	1.0%
Qube Holdings Ltd.		3,547,248	7,882,434

TOTAL AUSTRALIA			41,595,741

BRAZIL	2.7%
ELECTRIC	0.5%
Equatorial Energia SA		656,789	4,262,568

MARINE PORTS	2.2%
Santos Brasil Participacoes SA		6,599,425	17,526,885

TOTAL BRAZIL			21,789,453

CANADA	6.7%
MIDSTREAM	6.0%
Pembina Pipeline Corp.		256,030	9,036,798
Pembina Pipeline Corp.		137,125	4,837,919
TC Energy Corp.		842,879	33,875,703

			47,750,420

RAILWAYS	0.7%
Canadian Pacific Kansas City Ltd.		66,698	5,880,729

TOTAL CANADA			53,631,149

CHINA	2.1%
GAS DISTRIBUTION	1.2%
ENN Energy Holdings Ltd., (H Shares)		1,192,700	9,188,799

MARINE PORTS	0.4%
China Merchants Port Holdings Co. Ltd., (H Shares)		2,434,000	2,920,091

TOLL ROADS	0.5%
Zhejiang Expressway Co. Ltd., (H Shares)		6,635,382	4,255,787

TOTAL CHINA			16,364,677

FRANCE	1.3%
ELECTRIC	0.6%
Engie SA		286,933	4,801,239

TOLL ROADS	0.7%
Eiffage SA		52,439	5,948,736

TOTAL FRANCE			10,749,975

GERMANY	1.7%
AIRPORT	0.8%
Fraport AG Frankfurt Airport Services Worldwide(b)		112,955	5,954,152

ELECTRIC	0.9%
E.ON SE		525,191	7,300,670

TOTAL GERMANY			13,254,822

GREECE	0.3%
AIRPORT
Athens International Airport SA(b)		264,185	2,422,636

		Shares/Units	Value
HONG KONG	1.3%
ELECTRIC
Power Assets Holdings Ltd.		1,785,500	$10,448,057

INDIA	3.6%
ELECTRIC	1.6%
NTPC Ltd.		3,131,127	12,659,285

MARINE PORTS	2.0%
Adani Ports & Special Economic Zone Ltd.		507,547	8,172,540
JSW Infrastructure Ltd.(b)		2,669,965	7,857,593

			16,030,133

TOTAL INDIA			28,689,418

ITALY	0.8%
ELECTRIC
Terna—Rete Elettrica Nazionale		801,187	6,621,002

JAPAN	3.6%
AIRPORT	0.7%
Japan Airport Terminal Co. Ltd.		139,800	5,512,394

ELECTRIC	1.4%
Kansai Electric Power Co., Inc.		456,000	6,473,405
Tokyo Electric Power Co. Holdings, Inc.(b)		725,700	4,401,755

			10,875,160

GAS DISTRIBUTION	1.0%
Tokyo Gas Co. Ltd.		342,500	7,774,013

RAILWAYS	0.5%
West Japan Railway Co.		200,000	4,161,712

TOTAL JAPAN			28,323,279

MEXICO	2.8%
AIRPORT
Grupo Aeroportuario del Sureste SAB de CV, Class B		697,309	22,046,113

NETHERLANDS	0.9%
MARINE PORTS
Koninklijke Vopak NV		177,613	6,846,503

PHILIPPINES	1.4%
MARINE PORTS
International Container Terminal Services, Inc.		1,973,110	11,161,593

SPAIN	3.5%
AIRPORT	2.8%
Aena SME SA(c)		111,956	22,036,990

COMMUNICATIONS	0.7%
Cellnex Telecom SA(c)		172,026	6,081,792

TOTAL SPAIN			28,118,782

THAILAND	1.6%
AIRPORT
Airports of Thailand PCL		7,256,700	12,977,038

UNITED KINGDOM	2.0%
ELECTRIC	1.7%
National Grid PLC		984,462	13,245,460

		Shares/Units	Value
WATER	0.3%
Pennon Group PLC		327,749	$2,678,503

TOTAL UNITED KINGDOM			15,923,963

UNITED STATES	58.0%
COMMUNICATIONS	7.7%
American Tower Corp.		217,298	42,935,912
Crown Castle, Inc.		172,642	18,270,703

			61,206,615

ELECTRIC	25.4%
Consolidated Edison, Inc.		255,788	23,228,108
Duke Energy Corp.		177,903	17,204,999
Entergy Corp.		168,052	17,759,735
Eversource Energy		267,219	15,971,680
NextEra Energy, Inc.		622,805	39,803,468
PG&E Corp.		1,481,902	24,836,678
PPL Corp.		1,026,142	28,249,689
Public Service Enterprise Group, Inc.		361,445	24,137,297
Southern Co.		155,952	11,187,996

			202,379,650

GAS DISTRIBUTION	8.5%
Atmos Energy Corp.		143,789	17,092,199
NiSource, Inc.(d)		1,074,226	29,713,091
Sempra		295,546	21,229,069

			68,034,359

MIDSTREAM	8.8%
Cheniere Energy, Inc.		170,539	27,504,530
Kinetik Holdings, Inc.		92,684	3,695,311
ONEOK, Inc.		230,818	18,504,679
Targa Resources Corp.		111,535	12,490,805
Williams Cos., Inc.		199,484	7,773,891

			69,969,216

RAILWAYS	7.6%
CSX Corp.		356,998	13,233,916
Norfolk Southern Corp.		96,004	24,468,539
Union Pacific Corp.		93,462	22,985,110

			60,687,565

TOTAL UNITED STATES			462,277,405

TOTAL COMMON STOCK (Identified cost—$695,961,875)			793,241,606

SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.25%(e)		6,229,015	6,229,015

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,229,015)			6,229,015

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$702,190,890)	100.3%		799,470,621

		Value
WRITTEN OPTION CONTRACTS (Premiums received—$15,603)	(0.0)	$(7,189)
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(2,224,747)

NET ASSETS	100.0%	$797,238,685

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Put—SBA Communications Corp.	$200.00	4/19/24	(90)	$(1,950,300)	$(15,603)	$(7,189)

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2024 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying Notes to Schedule of Investments.
(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non–income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $28,118,782 which represents 3.5% of the net assets of the Fund, of which 0% are illiquid.

(d)	All or a portion of the security is pledged in connection with written option contracts. $963,868 in aggregate has been pledged as collateral.
(e)	Rate quoted represents the annualized seven–day yield.
(f)	Represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Sector Summary	% of Net Assets
Electric	34.2
Midstream	14.8
Gas Distribution	10.7
Airports	8.9
Railways	8.9
Communications	8.4
Marine Ports	6.8
Toll Roads	4.5
Environmental Services	1.0
Transport Logistics	1.0
Other (includes short-term investments)	0.8

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2024 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at NAV.

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Thailand	$—	$12,977,038	$—	$12,977,038
Other Countries	780,264,568	—	—	780,264,568
Short-Term Investments	—	6,229,015	—	6,229,015

Total Investments in Securities(a)	$780,264,568	$19,206,053	$—	$799,470,621

Written Option Contracts	$—	$(7,189)	$—	$(7,189)

Total Derivative Liabilities(a)	$—	$(7,189)	$—	$(7,189)

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 3. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the monthly average volume of the Fund’s option contracts activity for the three months ended March 28, 2024:

Written Option Contracts
Average Notional Amount(a)(b)	$4,852,471

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents three months for written option contracts.